Summary of significant accounting policies (Tables)	6 Months Ended
Mar. 31, 2022
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities of financials

	As of March 31, 2022 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Intercompany receivables	$106,843,773	$11,982,107	$10,291,830	$140,204,080	$—
Current assets excluding intercompany receivables	77,959,520	15,190,119	68,959,351	449,911	162,558,901
Current assets	184,803,293	27,172,226	79,251,181	140,653,991	162,558,901
Investment in subsidiaries	—	21,431,357	—	—	—
Non-current assets excluding investment in subsidiaries	3,930,124	—	8,309,230	—	12,239,354
Non-current assets	3,930,124	21,431,357	8,309,230	—	12,239,354
Total assets	$188,733,417	$48,603,583	$87,560,411	$140,653,991	$174,798,255
Intercompany payables	$162,478,017	$20,794,381	$84,379,932	$1,669,460	$—
Current liabilities excluding intercompany payables	480,302	364,289	2,431,147	—	3,275,738
Current liabilities	162,958,319	21,158,670	86,811,079	1,669,460	3,275,738
Non-current liabilities	629,481	—	244,498	—	873,979
Total liabilities	163,587,800	21,158,670	87,055,577	1,669,460	4,149,717
Total shareholders’ equity (net assets)	$25,145,617	$27,444,913	$504,834	$138,984,531	$170,648,538

	As of September 30, 2021
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary of the VIE	subsidiaries	FAMI	total
Intercompany receivables	$10,263,832	$16,147,194	$582,137	$134,585,007	$—
Current assets excluding intercompany receivables	141,332,281	6,658,940	6,666,318	647,997	155,305,536
Current assets	151,596,113	22,806,134	7,248,455	135,233,004	155,305,536
Investment in subsidiaries	—	9,016,979	—	—	—
Non-current assets excluding investment in subsidiaries	10,126,547	—	254,818	—	10,381,365
Non-current assets	10,126,547	9,016,979	254,818	—	10,381,365
Total assets	$161,722,660	$31,823,113	$7,503,273	$135,233,004	$165,686,901
Intercompany payables	$151,314,338	$4,809,089	$3,785,283	$1,669,460	$—
Current liabilities excluding intercompany payables	1,682,220	1,415	2,408,191	54,600	4,146,426
Current liabilities	152,996,558	4,810,504	6,193,474	1,724,060	4,146,426
Non-current liabilities	691,808	—	56,249	—	748,057
Total liabilities	153,688,366	4,810,504	6,249,723	1,724,060	4,894,483
Total shareholders’ equity (net assets)	$8,034,294	$27,012,609	$1,253,550	$133,508,944	$160,792,418

	For the six months ended March 31, 2022 (unaudited)
	Other entities	WFOE that is
	that are	the primary	VIE and its		Consolidated
	consolidated	beneficiary	subsidiaries	FAMI	total
Revenues	$31,295,055	$1,635,180	$9,205,480	$—	$42,135,715
Cost of revenues	(28,722,969)	(1,593,024)	(8,832,012)	—	(39,148,005)
Gross profit	2,572,086	42,156	373,468	—	2,987,710
Operating expenses	(463,455)	(95,927)	(513,142)	(2,529,882)	(3,602,406)
Income (loss) from operations	2,108,631	(53,771)	(139,674)	(2,529,882)	(614,696)
Other expenses	52,050	42,526	(61,369)	(1,860)	31,347
Income (loss) before income taxes	2,160,681	(11,245)	(201,043)	(2,531,742)	(583,349)
Provision for income taxes	(3,590)	—	—	—	(3,590)
Net income (loss)	$2,157,091	$(11,245)	$(201,043)	$(2,531,742)	$(586,939)

	For the six months ended March 31, 2021 (unaudited)
	Other entities		WFOE that is
	that are	Discontinued	the primary	VIE and its		Consolidated
	consolidated	operations	beneficiary	subsidiaries	FAMI	total
Revenues	$14,408,483	$827,742	$—	$2,551,503	$—	$17,787,728
Cost of revenues	(11,985,576)	(666,486)	—	(2,147,751)	—	(14,799,813)
Gross profit	2,422,907	161,256	—	403,752	—	2,987,915
Operating expenses	228,373	(139,441)	(7,759)	(359,128)	(1,267,506)	(1,545,461)
Income (loss) from operations	2,651,280	21,815	(7,759)	44,624	(1,267,506)	1,442,454
Other expenses	(804)	(39,837)	(16,591)	(5,663)	(408)	(63,303)
Income (loss) before income taxes	2,650,476	(18,022)	(24,350)	38,961	(1,267,914)	1,379,151
Provision for income taxes	(1,449)	415	—	(16,178)	—	(17,212)
Net income (loss)	$2,649,027	$(17,607)	$(24,350)	$22,783	$(1,267,914)	$1,361,939

	For the six months ended March 31, 2022
		WFOE
	Other	that is the
	entities	primary	VIE
	that are	beneficiary	and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from continuing operations	$(44,026,361)	$9,735,052	$47,125,836	$(6,460,183)	$6,374,344
Net cash (used in) provided by investing activities from continuing operations	(8,389,513)	2,830,945	(47,365,507)	—	(52,924,075)
Net cash provided by financing activities from continuing operations	(49,881)	—	—	5,945,400	5,895,519
Effect of exchange rate changes on cash and restricted cash	(3,381,344)	39,573	6,410	—	(3,335,361)
Net increase (decrease) in cash and restricted cash	(55,847,099)	12,605,570	(233,261)	(514,783)	(43,989,573)
Cash and restricted cash from continuing operations, beginning of year	183,030	116,447	434,135	522,915	59,262,514
Cash and restricted cash from continuing operations, end of year	$(55,664,069)	$12,722,017	$200,874	$8,132	$15,272,941

	For the six months ended March 31, 2021
			WFOE
	Other		that is
	entities		primary	VIE
	that are	Discontinued	beneficiary	and its		Consolidated
	consolidated	operations	of the VIE	subsidiaries	FAMI	total
Net cash (used in) provided by operating activities from continuing and discontinued operations	$5,872,759	$8,049	$10,567,362	$(306,414)	$(6,416,497)	$9,725,259
Net cash (used in) provided by investing activities from continuing and discontinued operations	(1,353)	(14,745)	(2,751,873)	—	—	(2,767,971)
Net cash provided by financing activities from contiuing and discontinued operations	8,468	—	(168,170)	—	7,003,365	6,843,663
Effect of exchange rate changes on cash and restricted cash	14,980	2,550	(12,590)	73,775	—	78,715
Net increase (decrease) in cash and restricted cash	5,894,854	(4,146)	7,634,729	(232,639)	586,868	13,879,666
Cash and restricted cash from continuing and discontinued operations, beginning of year	183,030	66,245	420	1,913,335	2,121	2,165,151
Cash and restricted cash from continuing and discontinued operations, end of year	$6,077,884	$62,099	$7,635,149	$1,680,696	$588,989	$16,044,817

	Transfer to
	Holding		Consolidated	Other
Transfer from	Company	WFOE	VIE	subsidiaries	Investors
Holding company	—	—	—	$943,648	—
WFOE	—	—	$4,567,844	$3,524,104	—
Consolidated VIE	—	$3,280,144	—	$5,601,154	—
Other subsidiaries	$59,910	$7,911,605	$14,977,567	—	—
Investors	—	—	—	—	—

Schedule of useful lives of property, plant and equipment

Forestry	fair value
Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life

Summary of component of basic and diluted EPS

Six months ended March 31,	2022	2021
Net (loss) income available for ordinary shareholders (A)	$(586,939)	$1,362,616
- continuing operations	(586,939)	1,379,546
- discontinued operations	—	(16,930)

Weighted average ordinary shares outstanding (B)
- continuing and discontinued operations	22,583,259	834,226

(Loss) earnings per share - basic and diluted (A/B)	$(0.03)	$1.63
- continued operations	$(0.03)	$1.65
- discontinued operations	—	$(0.02)